Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity
10.
Shareholders’ Equity

Ordinary Shares

At December 31, 2021 and 2020, 1,600,000,000 and 1,200,000,000 ordinary shares, $0.0003 par value, were authorized for issuance, and 712,131,058 and 635,092,150 ordinary shares were issued and outstanding, respectively.

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2021:

2019 Share Incentive Plan, as amended	78,126,567
2020 ADS Plan	22,154,304
Employee Share Purchase Plan	14,691,541
Ordinary share warrants-MVIL (related party)	161,823,177
Ordinary share warrants- Venture Loan Issuance	13,636,364
Ordinary share warrant- Term Loan Issuance	500,000
Total	290,931,953

Other Offerings

In April 2020, the Company entered into an ordinary share purchase agreement (the “Purchase Agreement”), pursuant to which the Company issued and sold to MVIL 152,858,460 ordinary shares, par value $0.0003 per share (the “Shares”), at a price of $0.13084 per share, for an aggregate purchase price of $20.0 million.

In November 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors for a registered public offering of an aggregate of 2,844,446 ADSs or 34,133,352 ordinary shares at a public offering price of $1.125 per ADS for net proceeds of approximately $2.6 million.

In February 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for a registered public offering of an aggregate of 2,339,000 ADSs or 28,068,000 ordinary shares at a public offering price of $2.00 per ADS for net proceeds of approximately $4.1 million.

Lincoln Park Capital

On June 2, 2020, the Company entered into a $20.0 million purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement with Lincoln Park Capital Fund, LLC (“LPC”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $20.0 million in shares of the Company’s ordinary shares, subject to certain limitations, from time to time, over the 36-month period commencing on June 22, 2020.

The purchase price of the Ordinary Shares purchased by LPC under the LPC Purchase Agreement will be derived from prevailing market prices of the Company’s ADSs immediately preceding the time of sale. The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 900,000 Ordinary Shares on any business day on which the closing sale price of the Company’s ADSs is not below $1.00 per ADS (such purchases, a “Regular Purchase”). The maximum number of Ordinary Shares that the Company may direct LPC to purchase in any single Regular Purchase under the Purchase Agreement increases, up to a maximum of 1,800,000 Ordinary Shares, if on the purchase date for such Regular Purchase the closing sale price of the Company’s ADSs is above certain threshold prices set forth in the LPC Purchase Agreement, provided that LPC’s total purchase obligation under any single Regular Purchase shall not exceed $2,000,000.

Sales of shares of ordinary shares to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time of more than 4.99% of the outstanding Ordinary Shares. Furthermore, under applicable rules of The Nasdaq Global Market, in no event may the Company issue or sell to LPC under the Purchase Agreement more than 19.99% of the Ordinary Shares outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains shareholder approval to issue Ordinary Shares in excess of the Exchange Cap or (ii) the average price of ADSs that represent the equivalent of all applicable sales of Ordinary Shares to LPC under the Purchase Agreement equals or exceeds $1.9674 per share, such that the transactions contemplated by the Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules.

The LPC Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, between and for the benefit of the parties. The Company agreed with LPC that it will not enter into any “variable rate” transactions with any third party for a period defined in the LPC Purchase Agreement. LPC has agreed not to cause or engage in any direct or indirect short selling or hedging of the Company’s ADSs. The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty.

Upon the execution of the LPC Purchase Agreement, the Company issued 2,203,812 shares of its ordinary shares as commitment shares in accordance with the closing conditions contained within the LPC Purchase Agreement. The commitment shares were valued using the closing price of the Company’s ADSs on the effective date of the LPC Purchase Agreement resulting in a fair market value of approximately $0.4 million. The fair market value of the commitment shares as well as other issuance costs associated with the LPC Purchase Agreement totaled $0.7 million. These issuance costs are classified as prepaid expenses and other current assets in the accompanying consolidated balance sheet. As shares of ordinary shares are sold in accordance with the LPC Purchase Agreement, the issuance costs, including the fair value of the commitment shares, will be reclassified to additional paid-in capital on the Company’s consolidated balance sheet. Additionally, as consideration for entering into the Purchase Agreement, the Company paid LPC a commitment fee of 2,203,812 ordinary shares.

As of December 31, 2021 and 2020, pursuant to the LPC Purchase Agreement a total of 41,094,552 and 4,680,000 ordinary shares were sold to LPC for net proceeds totaling $4.2 million and $0.7 million, respectively. To date the Company has sold 45,774,552 ordinary shares to LPC for gross proceeds totaling $5.3 million.

At the Market Offering

On August 6, 2020, The Company and H.C. Wainwright & Co., LLC (“Wainwright”) entered into an At The Market Offering (“ATM”) Agreement pursuant to which the Company may offer and sell, from time to time, through Wainwright, ADSs, each representing 12 ordinary shares, with a nominal or par value of $0.0003 per share. Any such sales would be effective pursuant to the Company’s registration statement on Form F-3 (“Shelf Registration”), which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on April 10, 2020. The Company has no obligation to sell any ADSs pursuant to the agreement and may at any time suspend sales pursuant to the agreement. Each party may terminate the agreement at any time without liability. As of December 31, 2021 and 2020, the Company has not sold any shares under the ATM.

Refer to Note 3 for a description of warrants issued under the Development Agreement and Note 7 for warrants issued under the Venture Loan agreement.